UAM FUNDS
FUNDS FOR THE INFORMED INVESTORSM

DWIGHT LIMITED MATURITY BOND PORTFOLIO
SEMI-ANNUAL REPORT         APRIL 30, 2002


                                                        [UAM LOGO OMITTED]

UAM FUNDS               DWIGHT LIMITED MATURITY BOND PORTFOLIO
                        APRIL 30, 2002
---------------------------------------------------------------
                                TABLE OF CONTENTS
---------------------------------------------------------------
Shareholders' Letter ........................................ 1
Portfolio of Investments .................................... 4
Statement of Assets and Liabilities ......................... 6
Statement of Operations ..................................... 7
Statement of Changes in Net Assets .......................... 8
Financial Highlights ........................................ 9
Notes to Financial Statements ...............................10
---------------------------------------------------------------

UAM FUNDS               DWIGHT LIMITED MATURITY BOND PORTFOLIO
                        APRIL 30, 2002
--------------------------------------------------------------------------------
May 15, 2002

Dear Shareholders:

We are pleased to present you with this semi-annual report for the UAM: Dwight Limited Maturity Bond Portfolio, providing an overview of the markets and an analysis and evaluation of the Portfolio.

ECONOMIC AND MARKET CONDITIONS

While the economy continued to endure pressures during late 2001 and early 2002, it began to show more promising signs of recovery as businesses and consumers regained their footing. Indicators, such as durable goods orders and retail sales, showed strong improvements and helped build a consensus that economic growth would pick up during the period. After an encouraging holiday shopping season, consumer confidence and spending proved much stronger than many investors and economists had expected. An increase in manufacturing activity, coupled with solid gains in productivity, further contributed to the rebound in economic growth.

As the recovery appeared well underway, some investors began to worry about the likelihood of rate hikes, and while the Federal Reserve's Open Market Committee kept rates on hold, it did shift its tone to neutral in March. With the stage set for Fed tightening by as early as mid 2002, bond markets began to reflect expectations of rising rates. From October 31st, 2001 through April 30th, 2002, the yield on the Five-year Treasury Note rose by over 90 basis points to end the period with a yield of 4.40%. The yield on Two-year Notes rose from just over 2.4% to more than 3.2% during the same period.

UAM: DWIGHT LIMITED MATURITY BOND PORTFOLIO

The Dwight Limited Maturity Bond Portfolio posted a net performance of -5.45% for the six-month period ended April 30, 2002. Due to heavy withdrawals from the fund, liquidity and credit quality were emphasized during the latter part of the period. Unfortunately, the reduced asset size also caused fixed expenses, as a percentage of assets, to grow during the period.


                                        1
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UAM FUNDS               DWIGHT LIMITED MATURITY BOND PORTFOLIO

--------------------------------------------------------------------------------

With the economy now showing signs of recovery and short term interest remaining close to their 40 year record lows, our focus continues to be on managing the risk profile of the Portfolio. As a result, we continue to pursue a neutral duration stance with regard to the benchmark. In addition, given the recent volatility associated with corporate earnings, we continue to focus our interest on very high quality fixed income securities.

Sincerely,





David Thompson

Portfolio Manager


                                        2
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UAM FUNDS               DWIGHT LIMITED MATURITY BOND PORTFOLIO

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        ALL PERFORMANCE PRESENTED IN THIS REPORT IS HISTORICAL AND SHOULD
        NOT BE CONSTRUED AS A GUARANTEE OF FUTURE RESULTS. THE INVESTMENT
       RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT
         AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS
           THAN THEIR ORIGINAL COST. A PORTFOLIO'S PERFORMANCE ASSUMES
              THE REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS.
      THERE ARE NO ASSURANCES THAT A PORTFOLIO WILL MEET ITS
      STATED OBJECTIVES. A PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED
                  RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.


                       DEFINITION OF THE COMPARATIVE INDEX

MERRILL LYNCH 1-4.99 YEAR CORPORATE/GOVERNMENT BOND INDEX is an unmanaged index composed of U.S. treasuries, agencies and corporates with maturities from 1 to
4.99 years. Corporates are investment grade only (BBB or higher).


          THE COMPARATIVE INDEX ASSUMES REINVESTMENT OF DIVIDENDS AND,
      UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF
          SUCH FEES WERE REFLECTED IN THE COMPARATIVE INDEX'S RETURNS,
                     THE PERFORMANCE WOULD HAVE BEEN LOWER.

  PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.


                                        3
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UAM FUNDS                DWIGHT LIMITED MATURITY BOND PORTFOLIO
                         APRIL 30, 2002 (Unaudited)
-----------------------------------------------------------------------



-----------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS
 CORPORATE OBLIGATIONS -- 33.6%
-----------------------------------------------------------------------

                                                   Face
                                                   Amount        Value
                                                  --------      -------
ELECTRICAL SERVICES -- 19.2%
   Penn Power and Light
      6.500%, 04/01/05 ......................... $200,000     $ 209,250
                                                              ---------
ENTERTAINMENT -- 0.5%
   Time Warner
      9.125%, 01/15/13 .........................    5,000         5,492
                                                              ---------
NATURAL GAS -- 13.9%
   Limestone Electron Trust (B)
      8.625%, 03/15/03 .........................  150,000       152,062
                                                              ---------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $350,517) ..........................                366,804
                                                              ---------

--------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS -- 29.7%
--------------------------------------------------------------------------------
   U.S. Treasury Bill (C)+
      1.680%, 07/11/02 .........................   10,000         9,966
   U.S. Treasury Notes
      5.750%, 08/15/03 .........................  170,000       176,786
      5.750%, 11/15/05 .........................  130,000       137,150
                                                              ---------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $314,343) ..........................                323,902
                                                              ---------

--------------------------------------------------------------------------------
 FNMA -- 19.6%
--------------------------------------------------------------------------------
MORTGAGE FINANCE -- 19.6%
   Federal National Mortgage Association
      9.500%, 08/01/21 .........................   68,703        75,812
      9.000%, 06/01/25 .........................  125,085       137,386
                                                              ---------
   TOTAL FNMA
      (Cost $204,191) ..........................                213,198
                                                              ---------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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UAM FUNDS                DWIGHT LIMITED MATURITY BOND PORTFOLIO
                         APRIL 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.6%
--------------------------------------------------------------------------------

                                                       FACE
                                                      AMOUNT    VALUE
                                                     -------  ---------

ASSET BACKED SECURITIES -- 0.6%
   Merrill Lynch Mortgage Investors, Ser A, Cl A4
      6.346%, 02/15/09 (Cost $6,280) ................ $6,350 $    6,500
                                                             ----------
   TOTAL INVESTMENTS -- 83.5%
      (Cost $875,331) (A) ...........................           910,404
                                                             ----------
   OTHER ASSETS AND LIABILITIES -- 16.5% ............           179,944
                                                             ----------
   TOTAL NET ASSETS -- 100.00% ......................        $1,090,348


 + ALL OR A PORTION OF THIS SECURITY WAS PLEDGED TO COVER MARGIN REQUIREMENTS FOR OPEN FUTURES CONTRACTS.
(A) THE COST FOR FEDERAL INCOME TAX PURPOSES WAS $875,331. AT APRIL 30, 2002, NET UNREALIZED APPRECIATION FOR ALL SECURITIES BASED ON TAX COST
    WAS $35,073. THIS CONSISTED OF AGGREGATE GROSS UNREALIZED APPRECIATION FOR ALL SECURITIES OF $35,074 AND AGGREGATE GROSS UNREALIZED DEPRECIATION FOR ALL SECURITIES OF $1.
(B) SECUITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMOANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS."
(C) THE RATE REPORTED ON THE PORTFOLIO OF INVESTMENTS IS THE SECURITY'S DISCOUNT RATE AT PURCHASE.
CL  CLASS
SER SERIES




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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UAM FUNDS               DWIGHT LIMITED MATURITY BOND PORTFOLIO
                        APRIL 30, 2002 (Unaudited)

 STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

ASSETS
Investments, at Cost ..........................................  $     875,331
                                                                 =============
Investments, at Value -- Note A ...............................  $     910,404
Cash ..........................................................        241,009
Interest Receivable ...........................................          9,861
Receivable for Daily Variation on Futures Contracts -- Note A .            438
                                                                  ------------
   Total Assets ...............................................      1,161,712
                                                                  ------------
LIABILITIES
Payable for Portfolio Shares Redeemed .........................         61,655
Payable for Administrative Fees -- Note C .....................          4,573
Payable for Investment Advisory Fees -- Note B ................            440
Payable for Directors' Fees -- Note F .........................            389
Other Liabilities .............................................          4,307
                                                                  ------------
Total Liabilities .............................................         71,364
                                                                  ------------
NET ASSETS ....................................................   $  1,090,348
                                                                  ============
Net Assets Consist of:
Paid in Capital ...............................................      3,887,078
Overdistributed Net Investment Income .........................        (41,221)
Accumulated Net Realized Loss .................................     (2,791,270)
Unrealized Appreciation (Depreciation) . ......................         35,761
                                                                  ------------
NET ASSETS ....................................................   $  1,090,348
                                                                  ============
INSTITUTIONAL CLASS SHARES
Shares Issued and Outstanding ($0.001 par value)
   (Authorized 25,000,000) ....................................        123,175
NET ASSET VALUE, Offering and Redemption Price Per Share ......          $8.85
                                                                         =====

The accompanying notes are an integral part of the financial statements.

                                        6
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UAM FUNDS               DWIGHT LIMITED MATURITY BOND PORTFOLIO
                        FOR THE SIX MONTHS ENDED
                        APRIL 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest ........................................................... $  36,982
                                                                     ---------
EXPENSES
Administrative Fees -- Note C ......................................    42,061
Printing Fees ......................................................    12,893
Legal Fees .........................................................     7,886
Registration and Filing Fees .......................................     3,207
Investment Advisory Fees -- Note B .................................     3,048
Custodian Fees .....................................................     2,555
Directors' Fees -- Note E ..........................................     2,495
Shareholder Servicing Fees -- Note F ...............................     2,068
Audit Fees .........................................................       892
Other Expenses .....................................................     2,914
                                                                     ---------
NET EXPENSES BEFORE EXPENSE OFFSET .................................    80,019
                                                                     ---------
Expense Offset -- Note A ...........................................    (1,816)
                                                                     ---------
   NET EXPENSES AFTER EXPENSE OFFSET ...............................    78,203
                                                                     ---------
NET INVESTMENT LOSS ................................................   (41,221)
                                                                     ---------
NET REALIZED GAIN ON:
   Investments .....................................................    17,744
   Futures Contracts ...............................................     3,480
                                                                     ---------
NET REALIZED GAIN ON
   INVESTMENTS AND FUTURE CONTRACTS ................................    21,224
                                                                     ---------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
   Investments .....................................................   (41,837)
   Futures Contracts ...............................................   (16,921)
                                                                     ---------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ...............   (58,758)
                                                                     ---------
NET LOSS ...........................................................   (37,534)
                                                                     ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ............... $ (78,755)
                                                                     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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UAM FUNDS                DWIGHT LIMITED MATURITY BOND PORTFOLIO

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--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      SIX MONTHS
                                                         ENDED       YEAR ENDED
                                                    APRIL 30, 2002   OCTOBER 31,
                                                      (UNAUDITED)        2001
                                                      ----------      ----------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Income (Loss) ....................  $   (41,221)$    296,500
   Net Realized Gain ...............................       21,224       49,882
   Net Change in Unrealized Appreciation ...........      (58,758)     514,199
    (Depreciation)                                    ----------- ------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS .....................      (78,755)     860,581
                                                      ----------- ------------
DISTRIBUTIONS:
   Net Investment Income ...........................           --     (329,254)
   Return of Capital ...............................           --      (31,247)
                                                      ----------- ------------
   Total Distributions .............................           --     (360,501)
                                                      ----------- ------------
CAPITAL SHARE TRANSACTIONS
Institutional Class:
   Issued ..........................................    1,945,197      622,301
   In Lieu of Cash Distributions ...................           --      305,562
   Redeemed ........................................   (3,234,718) (12,162,649)
                                                      ----------- ------------
   NET DECREASE FROM CAPITAL
     SHARE TRANSACTIONS ............................   (1,289,521) (11,234,786)
                                                      ----------- ------------
         TOTAL DECREASE ............................   (1,368,276) (10,734,706)
NET ASSETS:
   Beginning of Period .............................    2,458,624   13,193,330
                                                      ----------- ------------
   End of Period ...................................  $ 1,090,348 $  2,458,624
                                                      =========== ============
SHARES ISSUED AND REDEEMED:
   Issued ..........................................      218,655       67,004
   Issued in Lieu of Cash Distributions ............           --       33,537
   Redeemed ........................................     (358,112)  (1,327,399)
                                                      ----------- ------------
   NET DECREASE IN SHARES ISSUED AND REDEEMED ......     (139,457)  (1,226,858)
                                                      =========== ============



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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UAM FUNDS                DWIGHT LIMITED MATURITY BOND PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                               SELECTED PER SHARE DATA & RATIOS
                                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                        INSTITUTIONAL CLASS SHARES
                      --------------------------------------------------------------------


                         SIX MONTHS
                           ENDED                     YEARS ENDED OCTOBER 31
                        APRIL 30, 2002   -------------------------------------------------
                        (UNAUDITED)        2001      2000      1999      1998       1997
                         ------------    --------   --------  --------  --------  --------
Net Asset Value,
   Beginning of Period       $ 9.36       $ 8.86    $ 8.94    $ 9.39    $ 9.46     $ 9.40
                             ------       -------   ------    ------    ------     ------
Income from Investment
   Operations:
   Net Investment Income      (0.33)        0.46      0.51     0.56       0.55       0.58
   Net Realized and
     Unrealized Gain (Loss)   (0.18)        0.54     (0.04)   (0.46)     (0.08)      0.05
                             ------       -------   ------    ------    ------     ------
   Total from Investment
     Operations               (0.51)        1.00      0.47     0.10       0.47       0.63
                             ------       -------   ------    ------    ------     ------
Distributions:
   Net Investment Income         --        (0.50)    (0.55)   (0.55)     (0.54)     (0.57)
                             ------       -------   ------    ------    ------     ------
   Total Distributions           --        (0.50)    (0.55)   (0.55)     (0.54)     (0.57)
                             ------       -------   ------    ------    ------     ------
   Net Asset Value,
     End of Period           $ 8.85       $ 9.36    $ 8.86    $ 8.94    $ 9.39     $ 9.46
                             ======       ======    ======    ======    ======     ======
TOTAL RETURN                  (5.45)%**    11.50%     5.41%     1.04%     5.08%      6.93%
                             ======      =======    ======    ======    ======     ======
RATIOS AND
    SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands)                $1,090      $2,459    $13,193   $20,861   $35,988    $32,712
Ratio of Expenses to Average
   Net Assets                  5.72%*       2.50%      1.34%     1.03%     0.97%      0.95%
Ratio of Net Investment
   Income to Average
   Net Assets                  3.87%*       3.96%      5.29%     5.58%     5.98%      6.17%
Portfolio Turnover Rate           --          62%        83%       63%      107%        51%

  * ANNUALIZED
 ** NOT ANNUALIZED


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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UAM FUNDS                DWIGHT LIMITED MATURITY BOND PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     UAM Funds, Inc., UAM Funds, Inc. II and UAM Funds Trust (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The Dwight Limited Maturity Bond Portfolio (formerly the DSI Limited Maturity Bond Portfolio) (the "Portfolio"), a portfolio of UAM Funds, Inc., is a diversified, open-end management investment company. At April 30, 2002, the UAM Funds were comprised of 22 active portfolios. The information presented in the financial statements pertains only to the Portfolio. The objective of the Portfolio is to provide maximum total return consistent with reasonable risk to principal by investing in investment grade fixed income securities. The Portfolio will ordinarily maintain an average weighted maturity of less than six years.
     A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.
         1. SECURITY VALUATION: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined by using the last reported bid price. Fixed income securities are stated on the basis of valuations provided by brokers and/or a pricing service which uses information with respect to transactions in fixed income securities, quotations from dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term investments with maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value using methods determined by the Board of Directors.
         2. FEDERAL INCOME TAXES: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

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UAM FUNDS                DWIGHT LIMITED MATURITY BOND PORTFOLIO

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         3. REPURCHASE AGREEMENTS: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
         Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.
         4. FUTURES AND OPTIONS CONTRACTS: The Portfolio may use futures and options contracts to hedge against changes in the values of securities the Portfolio owns or expects to purchase. The Portfolio may also write covered options on securities it owns or in which it may invest to increase its current returns.
         The potential risk to the Portfolio is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform.
         Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. The Portfolio had futures contracts open at April 30, 2002:

                                 NUMBER     AGGREGATE                  NET
                                  OF          FACE      EXPIRATION  UNREALIZED
     CONTRACTS                 CONTRACTS      VALUE        DATE    APPRECIATION
     -----------               -----------  ---------  ---------- --------------

     DWIGHT LIMITED MATURITY BOND
     Purchases:
     U.S. Treasury 10 Year Note....  4      $422,250     June 2002      $688





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UAM FUNDS                DWIGHT LIMITED MATURITY BOND PORTFOLIO

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         5. DISTRIBUTIONS TO SHAREHOLDERS: The Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.
         The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to the timing of the recognition of gains or losses on investments.
         Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.
         6. OTHER: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the effective yield basis over their respective lives. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed to a portfolio or share class are apportioned among the portfolios of the UAM Funds based on their relative net assets. Income, expenses (other than class specific expenses), and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets, if any, for custodian balance credits.
         7. IMPLEMENTATION OF NEW ACCOUNTING STANDARDS: The Portfolio implemented the provisions of the AICPAAudit and Accounting Guide, Audits of Investment Companies (the "Guide"), as required on November 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Portfolio upon adoption of the provisions of the Guide.
     B. INVESTMENT ADVISORY SERVICES: Under the terms of an investment advisory agreement, Dwight Asset Management Company, an affiliate of Old Mutual (US) Holdings, Inc. (formerly United Asset Management Corporation, "UAM"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.45% of average daily net assets. Old Mutual (US) Holdings Inc. is a subsidiary of Old Mutual, plc, which gained control of UAM on September 26, 2000.


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UAM FUNDS                DWIGHT LIMITED MATURITY BOND PORTFOLIO

--------------------------------------------------------------------------------
     C. ADMINISTRATIVE SERVICES: The UAMFunds and SEI Investments Mutual Fund Services, (the "Administrator" or "SEI"), a wholly owned subsidiary of SEI
Investments Company are parties to an Administration Agreement (the "Agreement") dated April 1, 2001, under which the Administrator provides the UAMFunds with certain legal, accounting, and shareholder service for an annual fee of 0.073% of the average daily net assets of the Portfolio, an annual base fee of no more than $54,500. The Administrator may, at its sole discretion waive all or a portion of its fees.
     Prior to April 1, 2001, UAM Fund Services, Inc., provided and oversaw administrative services to the Portfolio. DST Systems, Inc., (the "Transfer Agent") serves as the Transfer Agent and dividend dispersing agent for the Portfolio under a transfer agency agreement with the UAM Funds.
     Effective April 1, 2001, the UAM Funds entered into an agreement with PBHG Shareholder Servicing Center ("PBHGSSC", formerly UAMSSC) whereby PBHGSSC began providing shareholder services to the UAMFunds. Pursuant to the agreement, the UAMFunds pay PBHGSSC $8,250 for the first operational class of a portfolio plus $2,750 for each additional class of a portfolio and $33 per account. For the six months ended April 30, 2002, PBHGSSC was paid $5,395 by the Portfolio.
     D. DISTRIBUTION SERVICES: Prior to April 1, 2001, UAM Fund Distributors, Inc. ("UAMFDI"), a wholly owned subsidiary of UAM, distributed the shares of the UAM Funds. UAMFDI did not receive any fee or other compensation with respect to the Portfolio.
     Effective April 1, 2001, Funds Distributor, Inc. (the "Distributor") was appointed as the distributor and began providing distribution services to the UAM Funds. The Distributor does not receive any fee or other compensation with respect to the Portfolio.
     E. DIRECTORS' FEES: Each Director, who is not an officer or affiliated person, receives $3,000 per meeting attended plus reimbursement of expenses incurred in attending Board meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $200 for each active portfolio of the UAM Funds, (however, including retainer fees, each Board member must receive a minimum of $7,500 for each meeting other than a private or telephone meeting).

UAM FUNDS                DWIGHT LIMITED MATURITY BOND PORTFOLIO

--------------------------------------------------------------------------------

     F. SHAREHOLDER SERVICING FEES: Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the UAM Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the UAM Funds that are serviced by the financial representative.
     G. PURCHASES AND SALES: For the six months ended April 30, 2002, The Dwight Limited Maturity Bond Portfolio made purchases of $0 and sales of $411,953 of investment securities other than long-term U.S. Government and short-term securities. Purchases and sales of long-term U.S. Government securities were $3,326 and $767,300, respectively.
     H. LINE OF CREDIT: The Dwight Limited Maturity Bond Portfolio, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.75%. In addition, a commitment fee of 0.10% per annum (provided that for the period beginning April 27, 2001 through July 27, 2001 such commitment fee shall be computed at 0.09% per annum), payable at the end of each calendar quarter, is accrued by each participating portfolio based on its average daily unused portion of the line of credit. During the six months ended April 30, 2002, the Portfolio had no borrowings under the agreement.
     I. OTHER: At April 30, 2002, 74% of total shares outstanding were held by 2 record shareholders each owning 10% or greater of the aggregate total shares outstanding.
     At October 31, 2001, the Portfolio had available capital loss carryover for Federal income tax purposes, which will expire on the dates indicated.

                                      October 31,
      ------------------------------------------------------------------
      2002      2003   2004     2005     2006    2007    2008    Total
   ---------  ------  -------  -------  ------  ------- ------- ---------
   1,550,689  68,688  137,755  243,544  19,744  343,587 430,832 2,794,839

     J. SUBSEQUENT EVENT: The Board of Directors of UAM Funds, Inc. approved the liquidation of the Portfolio (the "Liquidation"). A proxy statement has been distributed to shareholders regarding the Liquidation of the Portfolio. Provided the Portfolio receives a majority of votes from shareholder in favor of the Liquidation, the Liquidation is expected to occur after June 21, 2002.

                                      NOTES

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                                      NOTES

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

                                      NOTES

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



UAM FUNDS                                               DWIGHT PORTFOLIOS

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OFFICERS AND DIRECTORS
Scott F. Powers                          Linda T. Gibson
Director, President and Chairman         Vice President and Secretary

John T. Bennett, Jr.                     Sherry Kajdan Vetterlein
Director                                 Vice President and Assistant Secretary

Nancy J. Dunn                            Christopher F. Salfi
Director                                 Treasurer

Philip D. English                        Suzan M. Barron
Director                                 Assistant Secretary

William A. Humenuk                       Molly S. Mugler
Director                                 Assistant Secretary
--------------------------------------------------------------------------------

UAM FUNDS
P.O. Box 219081
Kansas City, MO 64121
(toll free) 1-877-826-5465
www.uam.com

INVESTMENT ADVISER
Dwight Asset Management Company
100 Bank Street
Suite 800
Burlington, VT 05401

DISTRIBUTOR
Funds Distributor, Inc.
60 State Street
Suite 1300
Boston, MA 02109

------------------------------------
This report has been prepared for
shareholders and may be distributed
to others only if preceded or
accompanied by a current prospectus.
------------------------------------